General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses
General and Administrative Expenses

Note 16 – General and Administrative Expenses

General and administrative expenses comprised the following:

	2025	2024
Salaries and benefits	$14.1	$10.1
Professional fees	6.4	7.4
Cobre Panamá arbitration expenses (Note 28 (a))	5.8	6.3
Community contributions	1.6	1.6
Board of Directors' costs	0.6	0.4
Office expenses	1.5	0.7
Insurance costs	0.9	0.9
Other expenses	4.4	5.5
	$35.3	$32.9